Risk management - Structural Foreign Currency Risk (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	€ 3.3	€ 4.8	€ 2.6